12. Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant, and Equipment

Balances and changes in property, plant, and equipment are as follows:

	Weighted average useful life (years)	Balance on 12/31/2016	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017

Cost:
Land	-	520,575	4,319	-	16,039	(969)	4,574	34,636	579,174
Buildings	30	1,440,204	10,677	-	95,630	(12,409)	32,998	72,767	1,639,867
Leasehold improvements	9	796,521	13,819	-	116,698	(14,494)	11	-	912,555
Machinery and equipment	12	4,225,056	130,154	-	105,060	(16,069)	277,730	-	4,721,931
Automotive fuel/lubricant distribution equipment and facilities	13	2,429,079	131,134	-	78,568	(29,935)	-	112,229	2,721,075
LPG tanks and bottles	11	619,511	59,598	-	(1,149)	(34,263)	-	-	643,697
Vehicles	7	271,133	28,428	-	6,948	(21,055)	1,841	-	287,295
Furniture and utensils	9	204,550	35,078	-	10,775	(834)	10,756	6,169	266,494
Construction in progress	-	523,285	766,775	-	(386,198)	(4)	10,192	14,950	929,000
Advances to suppliers	-	96,423	61,536	-	(48,722)	-	2,930	-	112,167
Imports in progress	-	58	1,182	-	(450)	-	(4)	-	786
IT equipment	5	288,705	42,638	-	3,095	(1,081)	170	19,495	353,022
		11,415,100	1,285,338	-	(3,706)	(131,113)	341,198	260,246	13,167,063

Accumulated depreciation:
Buildings		(632,908)	-	(46,795)	130	5,535	(28,365)	(22,005)	(724,408)
Leasehold improvements		(412,449)	-	(71,660)	(166)	8,624	-	-	(475,651)
Machinery and equipment		(2,474,504)	-	(258,068)	(139)	10,174	(257,629)	-	(2,980,166)
Automotive fuel/lubricant distribution equipment and facilities		(1,383,069)	-	(144,884)	(29)	26,907	-	(44,731)	(1,545,806)
LPG tanks and bottles		(276,414)	-	(45,838)	130	16,157	-	-	(305,965)
Vehicles		(101,082)	-	(21,740)	80	12,365	(1,823)	-	(112,200)
Furniture and utensils		(120,747)	-	(15,128)	(9)	594	(9,275)	(4,010)	(148,575)
IT equipment		(220,421)	-	(24,481)	148	991	(121)	(16,975)	(260,859)
		(5,621,594)	-	(628,594)	145	81,347	(297,213)	(87,721)	(6,553,630)

Provision for losses:
Advances to suppliers		(83)	-	-	-	-	-	-	(83)
Land		(197)	(104)	-	-	197	-	-	(104)
Leasehold improvements		(560)	(10)	-	-	14	(8)	-	(564)
Machinery and equipment		(4,347)	(397)	-	-	45	(25)	-	(4,724)
Automotive fuel/lubricant distribution equipment and facilities		(336)	-	-	-	167	-	-	(169)
Furniture and utensils		(1)	-	-	-	-	-	-	(1)
		(5,524)	(511)	-	-	423	(33)	-	(5,645)

Net amount		5,787,982	1,284,827	(628,594)	(3,561)	(49,343)	43,952	172,525	6,607,788

	Weighted average useful life (years)	Balance on 12/31/2015	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016

Cost:
Land	-	524,159	157	-	218	(202)	(3,757)	520,575
Buildings	30	1,382,603	11,597	-	68,989	(281)	(22,704)	1,440,204
Leasehold improvements	9	701,183	11,109	-	87,312	(3,078)	(5)	796,521
Machinery and equipment	13	3,991,839	117,157	-	164,883	(10,209)	(38,614)	4,225,056
Automotive fuel/lubricant distribution equipment and facilities	14	2,282,462	113,162	-	56,213	(22,758)	-	2,429,079
LPG tanks and bottles	11	541,351	107,582	-	1,435	(30,857)	-	619,511
Vehicles	7	258,776	25,882	-	5,559	(18,575)	(509)	271,133
Furniture and utensils	10	170,695	27,319	-	8,955	(1,315)	(1,104)	204,550
Construction in progress	-	437,533	487,651	-	(384,335)	(535)	(17,029)	523,285
Advances to suppliers	-	12,125	102,465	-	(13,781)	-	(4,386)	96,423
Imports in progress	-	1,201	8,007	-	(8,895)	-	(255)	58
IT equipment	5	260,685	27,574	-	3,448	(1,561)	(1,441)	288,705
		10,564,612	1,039,662	-	(9,999)	(89,371)	(89,804)	11,415,100

Accumulated depreciation:
Buildings		(591,831)	-	(43,778)	13	151	2,537	(632,908)
Leasehold improvements		(359,117)	-	(55,913)	339	2,235	7	(412,449)
Machinery and equipment		(2,241,244)	-	(242,419)	3,099	9,536	(3,476)	(2,474,504)
Automotive fuel/lubricant distribution equipment and facilities		(1,270,797)	-	(130,613)	-	18,341	-	(1,383,069)
LPG tanks and bottles		(249,234)	-	(40,941)	-	13,761	-	(276,414)
Vehicles		(92,457)	-	(19,991)	-	11,234	132	(101,082)
Furniture and utensils		(110,259)	-	(11,146)	5	868	(215)	(120,747)
IT equipment		(203,793)	-	(19,225)	(3)	1,488	1,112	(220,421)
		(5,118,732)	-	(564,026)	3,453	57,614	97	(5,621,594)

Provision for losses:
Advances to suppliers		(83)	-	-	-	-	-	(83)
Land		(197)	-	-	-	-	-	(197)
Leasehold improvements		(659)	(4)	-	-	-	103	(560)
Machinery and equipment		(4,739)	(281)	-	-	325	348	(4,347)
Automotive fuel/lubricant distribution equipment and facilities		(1,306)	-	-	-	970	-	(336)
Furniture and utensils		(1)	-	-	-	-	-	(1)
		(6,985)	(285)	-	-	1,295	451	(5,524)

Net amount		5,438,895	1,039,377	(564,026)	(6,546)	(30,462)	(89,256)	5,787,982

	Weighted average useful life (years)	Balance on 12/31/2014	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2015

Cost:
Land	-	476,107	45,843	-	3,077	(4,947)	4,079	524,159
Buildings	31	1,275,728	14,521	-	86,725	(4,060)	9,689	1,382,603
Leasehold improvements	11	631,342	17,825	-	55,615	(3,599)	-	701,183
Machinery and equipment	13	3,909,475	99,038	-	108,286	(12,300)	(112,660)	3,991,839
Automotive fuel/lubricant distribution equipment and facilities	14	2,096,563	121,746	-	81,386	(17,233)	-	2,282,462
LPG tanks and bottles	12	494,691	83,608	-	2,777	(39,725)	-	541,351
Vehicles	7	244,467	21,883	-	11,358	(18,341)	(591)	258,776
Furniture and utensils	9	156,115	14,198	-	4,888	(440)	(4,066)	170,695
Construction in progress	-	372,974	373,774	-	(337,967)	(2,550)	31,302	437,533
Advances to suppliers	-	19,527	10,685	-	(18,095)	-	8	12,125
Imports in progress	-	59	1,959	-	(817)	-	-	1,201
IT equipment	5	239,930	24,255	-	1,124	(4,810)	186	260,685
		9,916,978	829,335	-	(1,643)	(108,005)	(72,053)	10,564,612

Accumulated depreciation:
Buildings		(565,308)	-	(40,766)	15	1,919	12,309	(591,831)
Leasehold improvements		(313,647)	-	(48,132)	1	2,661	-	(359,117)
Machinery and equipment		(2,158,390)	-	(234,792)	(240)	9,005	143,173	(2,241,244)
Automotive fuel/lubricant distribution equipment and facilities		(1,164,074)	-	(116,010)	-	9,287	-	(1,270,797)
LPG tanks and bottles		(231,001)	-	(34,392)	(136)	16,295	-	(249,234)
Vehicles		(90,004)	-	(15,769)	369	12,126	821	(92,457)
Furniture and utensils		(105,483)	-	(10,050)	-	323	4,951	(110,259)
IT equipment		(189,859)	-	(16,872)	(7)	3,667	(722)	(203,793)
		(4,817,766)	-	(516,783)	2	55,283	160,532	(5,118,732)

Provision for losses:
Advances to suppliers		-	(83)	-	-	-	-	(83)
Land		(197)	-	-	-	-	-	(197)
Leasehold improvements		(462)	-	-	-	2	(199)	(659)
Machinery and equipment		(5,895)	(1,137)	-	-	2,964	(671)	(4,739)
Automotive fuel/lubricant distribution equipment and facilities		-	(1,342)	-	-	36	-	(1,306)
IT equipment		(683)	-			683	-	-
Furniture and utensils		(4)	(1)	-	-	4	-	(1)
		(7,241)	(2,563)	-	-	3,689	(870)	(6,985)

Net amount		5,091,971	826,772	(516,783)	(1,641)	(49,033)	87,609	5,438,895

Construction in progress relates substantially to expansions, renovations, construction and upgrade of industrial facilities, terminals, stores, service stations and distribution bases.

Advances to suppliers is related basically to manufacturing of assets for expansion of plants, terminals, stores, bases, and acquisition of real estate.